Group assets and liabilities by business type - Accruals, deferred income and other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Group assets and liabilities by business type
Accruals and deferred income	$ 702	$ 582
Creditors arising from direct insurance and reinsurance operations	2,296	2,831
Interest payable	74	68
Funds withheld under reinsurance agreements	4,628	3,760
Other creditors	7,808	7,247
Total accruals, deferred income and other liabilities	$ 15,508	$ 14,488